UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500 Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500 Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

S&P 500(R)
Covered Call Fund Inc.

Annual Report
December 31, 2006

[LOGO] IQ INVESTMENT                                  [LOGO] Oppenheimer Capital
          ADVISORS

S&P 500(R) Covered Call Fund Inc.

Portfolio Information As of December 31, 2006

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ......................................................  3.5%
General Electric Co. ...................................................  3.0
Citigroup, Inc. ........................................................  2.1
Microsoft Corp. ........................................................  2.0
Bank of America Corp. ..................................................  1.9
The Procter & Gamble Co. ...............................................  1.6
Johnson & Johnson ......................................................  1.5
Pfizer, Inc. ...........................................................  1.4
American International Group, Inc. .....................................  1.4
Altria Group, Inc. .....................................................  1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ............................................  8.0%
Pharmaceuticals ........................................................  6.2
Diversified Financial Services .........................................  5.6
Insurance ..............................................................  4.8
Commercial Banks .......................................................  4.1
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                             Total Investments
--------------------------------------------------------------------------------
Financials ............................................................  22.0%
Information Technology ................................................  14.9
Health Care ...........................................................  11.9
Industrials ...........................................................  10.6
Consumer Discretionary ................................................  10.5
Energy ................................................................   9.7
Consumer Staples ......................................................   9.1
Utilities .............................................................   3.5
Telecommunication Services ............................................   3.5
Materials .............................................................   2.9
Other* ................................................................   1.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in options and short-term investments.

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2       S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the Chicago Board Options Exchange ("CBOE(R)") S&P 500(R) BuyWrite Index(SM) (the "BXM(SM) Index").

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2006, the Common Stock of the Fund had a total investment return of +11.99%, based on a change in per share net asset value from $17.62 to $17.65, and assuming reinvestment of distributions paid during the period. During the fiscal year, the Fund paid semi-annual distributions of $1.00 per share in June and December. These distributions equate to an annualized distribution yield of 10.0% relative to the Fund's initial offering price of $20 per share. During the same period, the Fund's unmanaged reference index, the BXM Index, returned +13.33%. It is not possible to make a direct investment in the BXM Index.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the fiscal year.

During the first half of the fiscal year, the broad market produced positive single-digit returns across the major domestic equity indexes, with the exception of the technology-heavy Nasdaq 100 Index(R), which produced slightly negative returns. The rebound continued in the latter half of the fiscal year as most major domestic indexes produced positive double-digit returns, with mid and small cap stocks lagging large cap stocks. Market returns were steady and consistent following the inflation concerns of the first half of the year, and an overall bullish tone permeated the market as fears about consumer spending and the housing market eased despite volatile energy prices. Corporate earnings were strong and while the consensus view is for an economic slowdown as 2007 unfolds, the market has behaved in a manner that indicates that most view the economy as strong enough to sustain growth without causing unexpected high inflation. After experiencing one of its largest spikes in history during the first half of the year, volatility (as measured by the CBOE Volatility Index(R) ("VIX(R)"), a broadly accepted measure of the anticipated volatility of the Standard & Poor's 500(R) Index ("S&P 500(R) Index")), slowly declined over the second half of the year. Because, all else being equal, higher volatility generally results in higher option prices, we were able to generate larger option premiums from our monthly option sales during the months of May through August, but lower premiums in subsequent months.

How did you manage the portfolio during the period?

The Fund owns a portfolio of stocks invested to substantially replicate the S&P 500 Index and/or other investments that have economic characteristics similar to the securities that comprise the S&P 500 Index. The Fund also sells one-month, at-the-money S&P 500 Index call options. Options are sold the third Friday of every month and cash-settled at expiration. Because the options are written at-the-money, any net upward move for the S&P 500 Index will result in cash settlement. If the S&P 500 Index settles below the strike price of the option, the Fund retains the entire option premium. In addition to the option positions, we rebalance our underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund matches its weight in the S&P 500 Index.

How would you characterize the Fund's position at the close of the period?

Given the Fund's investment process and current positions, we believe the Fund is appropriately positioned to deliver its stated goal of replicating the returns (less fees and expenses) of the BXM Index.

Greg Tournant
Portfolio Manager

January 16, 2007

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

Nasdaq 100, Nasdaq 100 Index and Nasdaq are trade or service marks of the Nasdaq Stock Market, Inc.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006       3

Schedule of Investments as of December 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Aerospace & Defense--2.4%
                   Boeing Co.                                           18,763        $    1,666,905
                   General Dynamics Corp.                                9,602               713,909
                   Goodrich Corp.                                        2,960               134,828
                   Honeywell International, Inc.                        19,375               876,525
                   L-3 Communications Holdings, Inc.                     2,965               242,478
                   Lockheed Martin Corp.                                 8,449               777,899
                   Northrop Grumman Corp.                                8,196               554,869
                   Raytheon Co.                                         10,551               557,093
                   Rockwell Collins, Inc.                                3,968               251,135
                   United Technologies Corp.                            23,815             1,488,914
                                                                                      --------------
                                                                                           7,264,555
----------------------------------------------------------------------------------------------------
Air Freight & Logistics--0.9%
                   FedEx Corp.                                           7,276               790,319
                   United Parcel Service, Inc. Class B                  25,474             1,910,041
                                                                                      --------------
                                                                                           2,700,360
----------------------------------------------------------------------------------------------------
Airlines--0.1%
                   Southwest Airlines Co.                               18,789               287,847
----------------------------------------------------------------------------------------------------
Auto Components--0.2%
                   The Goodyear Tire & Rubber Co. (a)                    4,211                88,389
                   Johnson Controls, Inc.                                4,646               399,184
                                                                                      --------------
                                                                                             487,573
----------------------------------------------------------------------------------------------------
Automobiles--0.4%
                   Ford Motor Co.                                       44,821               336,606
                   General Motors Corp.                                 13,421               412,293
                   Harley-Davidson, Inc.                                 6,149               433,320
                                                                                      --------------
                                                                                           1,182,219
----------------------------------------------------------------------------------------------------
Beverages--2.0%
                   Anheuser-Busch Cos., Inc.                            18,243               897,556
                   Brown-Forman Corp. Class B                            1,869               123,803
                   The Coca-Cola Co.                                    48,385             2,334,576
                   Coca-Cola Enterprises, Inc.                           6,576               134,282
                   Constellation Brands, Inc. Class A (a)                4,983               144,607
                   Molson Coors Brewing Co. Class B                      1,085                82,937
                   Pepsi Bottling Group, Inc.                            3,248               100,396
                   PepsiCo, Inc.                                        38,965             2,437,261
                                                                                      --------------
                                                                                           6,255,418
----------------------------------------------------------------------------------------------------
Biotechnology--1.3%
                   Amgen, Inc. (a)                                      27,680             1,890,821
                   Biogen Idec, Inc. (a)                                 8,000               393,520
                   Celgene Corp. (a)                                     8,838               508,450
                   Genzyme Corp. (a)                                     6,237               384,074
                   Gilead Sciences, Inc. (a)                            10,911               708,451
                   MedImmune, Inc. (a)                                   5,676               183,732
                                                                                      --------------
                                                                                           4,069,048
----------------------------------------------------------------------------------------------------
Building Products--0.1%
                   American Standard Cos., Inc.                          4,116               188,719
                   Masco Corp.                                           9,354               279,404
                                                                                      --------------
                                                                                             468,123
----------------------------------------------------------------------------------------------------
Capital Markets--3.8%
                   Ameriprise Financial, Inc.                            5,741               312,885
                   The Bank of New York Co., Inc.                       18,133               713,896
                   The Bear Stearns Cos., Inc.                           2,784               453,180
                   The Charles Schwab Corp.                             24,271               469,401
                   E*Trade Financial Corp. (a)                          10,131               227,137
                   Federated Investors, Inc. Class B                     2,141                72,323
                   Franklin Resources, Inc.                              3,956               435,833
                   Goldman Sachs Group, Inc.                            10,104             2,014,232
                   Janus Capital Group, Inc.                             4,703               101,538
                   Legg Mason, Inc.                                      3,118               296,366
                   Lehman Brothers Holdings, Inc.                       12,578               982,593
                   Mellon Financial Corp.                                9,773               411,932
                   Merrill Lynch & Co., Inc. (b)                        20,976             1,952,866
                   Morgan Stanley                                       25,118             2,045,359
                   Northern Trust Corp.                                  4,448               269,949
                   State Street Corp.                                    7,880               531,427
                   T. Rowe Price Group, Inc.                             6,256               273,825
                                                                                      --------------
                                                                                          11,564,742
----------------------------------------------------------------------------------------------------
Chemicals--1.5%
                   Air Products & Chemicals, Inc.                        5,228               367,424
                   Ashland, Inc.                                         1,357                93,877
                   The Dow Chemical Co.                                 22,666               905,280
                   E.I. du Pont de Nemours & Co.                        21,826             1,063,144
                   Eastman Chemical Co.                                  1,953               115,832
                   Ecolab, Inc.                                          4,231               191,241
                   Hercules, Inc. (a)                                    2,695                52,040
                   International Flavors & Fragrances, Inc.              1,852                91,044
                   Monsanto Co.                                         12,892               677,217
                   PPG Industries, Inc.                                  3,921               251,767
                   Praxair, Inc.                                         7,662               454,586
                   Rohm & Haas Co.                                       3,369               172,223
                   Sigma-Aldrich Corp.                                   1,568               121,865
                                                                                      --------------
                                                                                           4,557,540
----------------------------------------------------------------------------------------------------
Commercial Banks--4.1%
                   BB&T Corp.                                           12,836               563,885
                   Comerica, Inc.                                        3,769               221,165
                   Commerce Bancorp, Inc.                                4,450               156,951
                   Compass Bancshares, Inc.                              3,081               183,782
                   Fifth Third Bancorp                                  13,242               541,995
                   First Horizon National Corp.                          2,953               123,376
                   Huntington Bancshares, Inc.                           5,639               133,926
                   KeyCorp                                               9,526               362,274
                   M&T Bank Corp.                                        1,837               224,408
                   Marshall & Ilsley Corp.                               6,053               291,210
                   National City Corp.                                  14,986               547,888
                   PNC Financial Services Group, Inc.                    6,972               516,207
                   Regions Financial Corp.                              17,300               647,020
                   SunTrust Banks, Inc.                                  8,403               709,633
                   Synovus Financial Corp.                               7,711               237,730
                   U.S. Bancorp                                         41,712             1,509,557
                   Wachovia Corp.                                       45,228             2,575,735
                   Wells Fargo & Co.                                    80,108             2,848,640
                   Zions Bancorp                                         2,537               209,150
                                                                                      --------------
                                                                                          12,604,532
----------------------------------------------------------------------------------------------------
Commercial Services & Supplies--0.6%
                   Allied Waste Industries, Inc. (a)                     6,025                74,047
                   Avery Dennison Corp.                                  2,240               152,163
                   Cintas Corp.                                          3,238               128,581
                   Equifax, Inc.                                         2,969               120,541
                   Monster Worldwide, Inc. (a)                           3,046               142,065
                   Pitney Bowes, Inc.                                    5,265               243,190
                   RR Donnelley & Sons Co.                               5,144               182,818
                   Robert Half International, Inc.                       3,976               147,589
                   Waste Management, Inc.                               12,695               466,795
                                                                                      --------------
                                                                                           1,657,789
----------------------------------------------------------------------------------------------------


4       S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Communications Equipment--2.6%
                   ADC Telecommunications, Inc. (a)                      2,782        $       40,422
                   Avaya, Inc. (a)                                      10,775               150,634
                   Ciena Corp. (a)                                       2,003                55,503
                   Cisco Systems, Inc. (a)                             144,098             3,938,198
                   Comverse Technology, Inc. (a)                         4,793               101,180
                   Corning, Inc. (a)                                    37,119               694,496
                   JDS Uniphase Corp. (a)                                5,009                83,450
                   Juniper Networks, Inc. (a)                           13,425               254,269
                   Motorola, Inc.                                       57,364             1,179,404
                   QUALCOMM, Inc.                                       39,213             1,481,859
                   Tellabs, Inc. (a)                                    10,483               107,556
                                                                                      --------------
                                                                                           8,086,971
----------------------------------------------------------------------------------------------------
Computers & Peripherals--3.7%
                   Apple Computer, Inc. (a)                             20,182             1,712,241
                   Dell, Inc. (a)                                       53,903             1,352,426
                   EMC Corp. (a)                                        52,260               689,832
                   Hewlett-Packard Co.                                  64,992             2,677,020
                   International Business Machines Corp.                35,744             3,472,530
                   Lexmark International, Inc. Class A (a)               2,324               170,117
                   NCR Corp. (a)                                         4,228               180,789
                   Network Appliance, Inc. (a)                           8,871               348,453
                   QLogic Corp. (a)                                      3,741                82,003
                   SanDisk Corp. (a)                                     5,340               229,780
                   Sun Microsystems, Inc. (a)                           83,515               452,651
                                                                                      --------------
                                                                                          11,367,842
----------------------------------------------------------------------------------------------------
Construction & Engineering--0.0%
                   Fluor Corp.                                           2,089               170,567
----------------------------------------------------------------------------------------------------
Construction Materials--0.1%
                   Vulcan Materials Co.                                  2,241               201,399
----------------------------------------------------------------------------------------------------
Consumer Finance--1.0%
                   American Express Co.                                 28,588             1,734,434
                   Capital One Financial Corp.                           9,878               758,828
                   SLM Corp.                                             9,699               473,020
                                                                                      --------------
                                                                                           2,966,282
----------------------------------------------------------------------------------------------------
Containers & Packaging--0.2%
                   Ball Corp.                                            2,472               107,779
                   Bemis Co.                                             2,488                84,542
                   Pactiv Corp. (a)                                      3,158               112,709
                   Sealed Air Corp.                                      1,913               124,192
                   Temple-Inland, Inc.                                   2,539               116,870
                                                                                      --------------
                                                                                             546,092
----------------------------------------------------------------------------------------------------
Distributors--0.1%
                   Genuine Parts Co.                                     4,047               191,949
----------------------------------------------------------------------------------------------------
Diversified Consumer Services--0.1%
                   Apollo Group, Inc. Class A (a)                        3,321               129,419
                   H&R Block, Inc.                                       7,648               176,210
                                                                                      --------------
                                                                                             305,629
----------------------------------------------------------------------------------------------------
Diversified Financial Services--5.6%
                   Bank of America Corp.                               106,559             5,689,185
                   CIT Group, Inc.                                       4,705               262,398
                   Chicago Mercantile Exchange
                     Holdings, Inc.                                        826               421,053
                   Citigroup, Inc.                                     116,596             6,494,397
                   JPMorgan Chase & Co.                                 82,314             3,975,766
                   Moody's Corp.                                         5,577               385,148
                                                                                      --------------
                                                                                          17,227,947
----------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--2.9%
                   AT&T, Inc.                                           91,188             3,259,971
                   BellSouth Corp.                                      43,283             2,039,062
                   CenturyTel, Inc.                                      2,724               118,930
                   Citizens Communications Co.                           7,638               109,758
                   Embarq Corp.                                          3,547               186,430
                   Qwest Communications
                     International Inc. (a)                             38,158               319,382
                   Verizon Communications, Inc.                         69,277             2,579,875
                   Windstream Corp.                                     11,313               160,871
                                                                                      --------------
                                                                                           8,774,279
----------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
                   Allegheny Energy, Inc. (a)                            3,921               180,013
                   American Electric Power Co., Inc.                     9,386               399,656
                   Edison International                                  7,731               351,606
                   Entergy Corp.                                         4,909               453,199
                   Exelon Corp.                                         15,921               985,351
                   FPL Group, Inc.                                       9,592               521,997
                   FirstEnergy Corp.                                     7,574               456,712
                   PPL Corp.                                             9,054               324,495
                   Pinnacle West Capital Corp.                           2,369               120,085
                   Progress Energy, Inc.                                 6,032               296,051
                   The Southern Co.                                     17,624               649,621
                                                                                      --------------
                                                                                           4,738,786
----------------------------------------------------------------------------------------------------
Electrical Equipment--0.5%
                   American Power Conversion Corp.                       4,011               122,696
                   Cooper Industries Ltd. Class A                        2,157               195,058
                   Emerson Electric Co.                                 19,039               839,049
                   Rockwell Automation, Inc.                             4,038               246,641
                                                                                      --------------
                                                                                           1,403,444
----------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
                   Agilent Technologies, Inc. (a)                        9,697               337,940
                   Jabil Circuit, Inc.                                   4,382               107,578
                   Molex, Inc.                                           3,364               106,403
                   Sanmina-SCI Corp. (a)                                12,643                43,618
                   Solectron Corp. (a)                                  21,701                69,877
                   Symbol Technologies, Inc.                             6,045                90,312
                   Tektronix, Inc.                                       1,957                57,086
                                                                                      --------------
                                                                                             812,814
----------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.7%
                   BJ Services Co.                                       6,956               203,950
                   Baker Hughes, Inc.                                    7,611               568,237
                   Halliburton Co.                                      23,860               740,853
                   Nabors Industries Ltd. (a)                            7,103               211,527
                   National Oilwell Varco, Inc. (a)                      4,164               254,754
                   Noble Corp.                                           3,217               244,975
                   Rowan Cos., Inc.                                      2,621                87,017
                   Schlumberger Ltd.                                    27,958             1,765,827
                   Smith International, Inc.                             4,731               194,302
                   Transocean, Inc. (a)                                  6,938               561,215
                   Weatherford International Ltd. (a)                    8,061               336,869
                                                                                      --------------
                                                                                           5,169,526
----------------------------------------------------------------------------------------------------
Food & Staples Retailing--2.1%
                   CVS Corp.                                            19,542               604,043
                   Costco Wholesale Corp.                               10,874               574,908
                   The Kroger Co.                                       17,024               392,744
                   SUPERVALU Inc.                                        4,885               174,639
                   SYSCO Corp.                                          14,667               539,159
                   Safeway, Inc.                                        10,519               363,537


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006       5

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Food & Staples Retailing (concluded)
                   Wal-Mart Stores, Inc.                                58,352        $    2,694,695
                   Walgreen Co.                                         23,810             1,092,641
                   Whole Foods Market, Inc.                              3,392               159,187
                                                                                      --------------
                                                                                           6,595,553
----------------------------------------------------------------------------------------------------
Food Products--1.1%
                   Archer Daniels Midland Co.                           15,596               498,448
                   Campbell Soup Co.                                     5,168               200,984
                   ConAgra Foods, Inc.                                  12,091               326,457
                   Dean Foods Co. (a)                                    3,174               134,197
                   General Mills, Inc.                                   8,141               468,922
                   HJ Heinz Co.                                          7,818               351,888
                   The Hershey Co.                                       4,126               205,475
                   Kellogg Co.                                           5,955               298,107
                   McCormick & Co., Inc.                                 3,115               120,114
                   Sara Lee Corp.                                       17,721               301,789
                   Tyson Foods, Inc. Class A                             5,979                98,355
                   Wm. Wrigley Jr. Co.                                   5,209               269,409
                                                                                      --------------
                                                                                           3,274,145
----------------------------------------------------------------------------------------------------
Gas Utilities--0.1%
                   Nicor, Inc.                                           1,061                49,655
                   Peoples Energy Corp.                                    910                40,559
                   Questar Corp.                                         2,037               169,173
                                                                                      --------------
                                                                                             259,387
----------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.6%
                   Bausch & Lomb, Inc.                                   1,272                66,220
                   Baxter International, Inc.                           15,529               720,390
                   Becton Dickinson & Co.                                5,852               410,518
                   Biomet, Inc.                                          5,812               239,861
                   Boston Scientific Corp. (a)                          27,980               480,696
                   CR Bard, Inc.                                         2,446               202,945
                   Hospira, Inc. (a)                                     3,697               124,145
                   Medtronic, Inc.                                      27,315             1,461,626
                   St. Jude Medical, Inc. (a)                            8,387               306,629
                   Stryker Corp.                                         7,053               388,691
                   Zimmer Holdings, Inc. (a)                             5,663               443,866
                                                                                      --------------
                                                                                           4,845,587
----------------------------------------------------------------------------------------------------
Health Care Providers & Services--2.4%
                   Aetna, Inc.                                          12,386               534,827
                   AmerisourceBergen Corp.                               4,558               204,928
                   Cardinal Health, Inc.                                 9,610               619,172
                   Caremark Rx, Inc.                                    10,119               577,896
                   Cigna Corp.                                           2,434               320,241
                   Coventry Health Care, Inc. (a)                        3,781               189,239
                   Express Scripts, Inc. (a)                             3,214               230,122
                   Health Management Associates, Inc.
                     Class A                                             5,708               120,496
                   Humana, Inc. (a)                                      3,944               218,143
                   Laboratory Corp. of America Holdings (a)              2,976               218,647
                   Manor Care, Inc.                                      1,755                82,345
                   McKesson Corp.                                        7,023               356,066
                   Medco Health Solutions, Inc. (a)                      6,963               372,103
                   Patterson Cos., Inc. (a)                              3,297               117,076
                   Quest Diagnostics, Inc.                               3,795               201,135
                   Tenet Healthcare Corp. (a)                           11,184                77,952
                   UnitedHealth Group, Inc.                             31,963             1,717,372
                   WellPoint, Inc. (a)                                  14,712             1,157,687
                                                                                      --------------
                                                                                           7,315,447
----------------------------------------------------------------------------------------------------
Health Care Technology--0.0%
                   IMS Health, Inc.                                      4,709               129,403
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.6%
                   Carnival Corp.                                       10,559               517,919
                   Darden Restaurants, Inc.                              3,484               139,952
                   Harrah's Entertainment, Inc.                          4,414               365,126
                   Hilton Hotels Corp.                                   9,174               320,173
                   International Game Technology                         8,054               372,095
                   Marriott International, Inc. Class A                  7,975               380,567
                   McDonald's Corp.                                     29,347             1,300,953
                   Starbucks Corp. (a)                                  17,941               635,470
                   Starwood Hotels & Resorts
                     Worldwide, Inc.                                     5,031               314,438
                   Wendy's International, Inc.                           2,268                75,048
                   Wyndham Worldwide Corp. (a)                           4,702               150,558
                   Yum! Brands, Inc.                                     6,290               369,852
                                                                                      --------------
                                                                                           4,942,151
----------------------------------------------------------------------------------------------------
Household Durables--0.6%
                   Black & Decker Corp.                                  1,614               129,072
                   Centex Corp.                                          2,816               158,456
                   DR Horton, Inc.                                       6,549               173,483
                   Fortune Brands, Inc.                                  3,592               306,721
                   Harman International Industries, Inc.                 1,549               154,761
                   KB Home                                               1,864                95,586
                   Leggett & Platt, Inc.                                 4,247               101,503
                   Lennar Corp. Class A                                  3,271               171,597
                   Newell Rubbermaid, Inc.                               6,578               190,433
                   Pulte Homes, Inc.                                     5,014               166,064
                   Snap-On, Inc.                                         1,385                65,981
                   The Stanley Works                                     1,929                97,009
                   Whirlpool Corp.                                       1,860               154,417
                                                                                      --------------
                                                                                           1,965,083
----------------------------------------------------------------------------------------------------
Household Products--2.1%
                   Clorox Co.                                            3,602               231,068
                   Colgate-Palmolive Co.                                12,204               796,189
                   Kimberly-Clark Corp.                                 10,875               738,956
                   The Procter & Gamble Co.                             75,191             4,832,526
                                                                                      --------------
                                                                                           6,598,739
----------------------------------------------------------------------------------------------------
IT Services--1.1%
                   Affiliated Computer Services, Inc.
                     Class A (a)                                         2,814               137,436
                   Automatic Data Processing, Inc.                      13,065               643,451
                   Cognizant Technology Solutions Corp. (a)              3,365               259,643
                   Computer Sciences Corp. (a)                           4,075               217,483
                   Convergys Corp. (a)                                   3,270                77,761
                   Electronic Data Systems Corp.                        12,273               338,121
                   Fidelity National Information
                     Services, Inc.                                      3,844               154,106
                   First Data Corp.                                     18,171               463,724
                   Fiserv, Inc. (a)                                      4,109               215,394
                   Paychex, Inc.                                         8,034               317,664
                   Sabre Holdings Corp. Class A                          3,141               100,166
                   Unisys Corp. (a)                                      8,176                64,100
                   The Western Union Co.                                18,187               407,753
                                                                                      --------------
                                                                                           3,396,802
----------------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders--0.4%
                   The AES Corp. (a)                                    15,760               347,350
                   Constellation Energy Group, Inc.                      4,271               294,144
                   Dynegy, Inc. Class A (a)                              8,982                65,030
                   TXU Corp.                                            10,898               590,781
                                                                                      --------------
                                                                                           1,297,305


6       S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Industrial Conglomerates--4.0%
                   3M Co.                                               17,473        $    1,361,671
                   General Electric Co.                                244,599             9,101,529
                   Textron, Inc.                                         2,977               279,153
                   Tyco International Ltd.                              47,193             1,434,667
                                                                                      --------------
                                                                                          12,177,020
----------------------------------------------------------------------------------------------------
Insurance--4.8%
                   ACE Ltd.                                              7,725               467,903
                   AMBAC Financial Group, Inc.                           2,517               224,189
                   AON Corp.                                             7,348               259,678
                   Aflac, Inc.                                          11,734               539,764
                   The Allstate Corp.                                   14,829               965,516
                   American International Group, Inc.                   61,688             4,420,562
                   Chubb Corp.                                           9,768               516,825
                   Cincinnati Financial Corp.                            4,111               186,269
                   Genworth Financial, Inc. Class A                     10,517               359,787
                   Hartford Financial Services Group, Inc.               7,521               701,785
                   Lincoln National Corp.                                6,813               452,383
                   Loews Corp.                                          10,843               449,659
                   MBIA, Inc.                                            3,199               233,719
                   Marsh & McLennan Cos., Inc.                          13,077               400,941
                   MetLife, Inc.                                        18,039             1,064,481
                   Principal Financial Group, Inc.                       6,401               375,739
                   The Progressive Corp.                                18,074               437,752
                   Prudential Financial, Inc.                           11,319               971,849
                   Safeco Corp.                                          2,498               156,250
                   The St. Paul Travelers Cos., Inc.                    16,373               879,066
                   Torchmark Corp.                                       2,327               148,370
                   UnumProvident Corp.                                   8,128               168,900
                   XL Capital Ltd. Class A                               4,285               308,606
                                                                                      --------------
                                                                                          14,689,993
----------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.2%
                   Amazon.com, Inc. (a)                                  7,331               289,281
                   IAC/InterActiveCorp (a)                               5,296               196,799
                                                                                      --------------
                                                                                             486,080
----------------------------------------------------------------------------------------------------
Internet Software & Services--1.3%
                   eBay, Inc. (a)                                       27,457               825,632
                   Google, Inc. Class A (a)                              5,085             2,341,541
                   VeriSign, Inc. (a)                                    5,817               139,899
                   Yahoo!, Inc. (a)                                     29,049               741,911
                                                                                      --------------
                                                                                           4,048,983
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
                   Brunswick Corp.                                       2,178                69,478
                   Eastman Kodak Co.                                     6,817               175,879
                   Hasbro, Inc.                                          3,769               102,705
                   Mattel, Inc.                                          9,050               205,073
                                                                                      --------------
                                                                                             553,135
----------------------------------------------------------------------------------------------------
Life Sciences Tools & Services--0.3%
                   Applera Corp.--Applied
                     Biosystems Group                                    4,347               159,491
                   Millipore Corp. (a)                                   1,267                84,382
                   PerkinElmer, Inc.                                     2,918                64,867
                   Thermo Electron Corp. (a)                             9,683               438,543
                   Waters Corp. (a)                                      2,408               117,920
                                                                                      --------------
                                                                                             865,203
----------------------------------------------------------------------------------------------------
Machinery--1.4%
                   Caterpillar, Inc.                                    15,436               946,690
                   Cummins, Inc.                                         1,243               146,898
                   Danaher Corp.                                         5,624               407,403
                   Deere & Co.                                           5,486               521,554
                   Dover Corp.                                           4,845               237,502
                   Eaton Corp.                                           3,536               265,695
                   ITT Corp.                                             4,383               249,042
                   Illinois Tool Works, Inc.                             9,954               459,775
                   Ingersoll-Rand Co. Class A                            7,275               284,671
                   Navistar International Corp. (a)                      1,464                48,942
                   PACCAR, Inc.                                          5,891               382,326
                   Pall Corp.                                            2,905               100,368
                   Parker Hannifin Corp.                                 2,798               215,110
                                                                                      --------------
                                                                                           4,265,976
----------------------------------------------------------------------------------------------------
Media--3.7%
                   CBS Corp. Class B                                    18,545               578,233
                   Clear Channel Communications, Inc.                   11,717               416,422
                   Comcast Corp. Class A (a)                            49,383             2,090,382
                   The DIRECTV Group, Inc. (a)                          18,291               456,178
                   Dow Jones & Co., Inc.                                 1,544                58,672
                   EW Scripps Co. Class A                                1,977                98,731
                   Gannett Co., Inc.                                     5,560               336,158
                   Interpublic Group of Cos., Inc. (a)                  10,469               128,141
                   The McGraw-Hill Cos., Inc.                            8,405               571,708
                   Meredith Corp.                                          922                51,955
                   New York Times Co. Class A                            3,413                83,141
                   News Corp. Class A                                   55,542             1,193,042
                   Omnicom Group                                         4,055               423,910
                   Time Warner, Inc.                                    94,734             2,063,307
                   Tribune Co.                                           4,524               139,249
                   Univision Communications, Inc.
                     Class A (a)                                         5,986               212,024
                   Viacom, Inc. Class B (a)                             16,593               680,811
                   Walt Disney Co.                                      49,082             1,682,040
                                                                                      --------------
                                                                                          11,264,104
----------------------------------------------------------------------------------------------------
Metals & Mining--0.9%
                   Alcoa, Inc.                                          20,575               617,456
                   Allegheny Technologies, Inc.                          2,390               216,725
                   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                             4,673               260,426
                   Newmont Mining Corp.                                 10,683               482,337
                   Nucor Corp.                                           7,169               391,858
                   Phelps Dodge Corp.                                    4,840               579,445
                   United States Steel Corp.                             2,811               205,597
                                                                                      --------------
                                                                                           2,753,844
----------------------------------------------------------------------------------------------------
Multi-Utilities--1.4%
                   Ameren Corp.                                          4,894               262,955
                   CMS Energy Corp. (a)                                  5,278                88,143
                   Centerpoint Energy, Inc.                              7,423               123,073
                   Consolidated Edison, Inc.                             6,093               292,891
                   DTE Energy Co.                                        4,223               204,435
                   Dominion Resources, Inc.                              8,393               703,669
                   Duke Energy Corp.                                    29,797               989,558
                   KeySpan Corp.                                         4,159               171,268
                   NiSource, Inc.                                        6,478               156,120
                   PG&E Corp.                                            8,277               391,750
                   Public Service Enterprise Group, Inc.                 5,984               397,218
                   Sempra Energy                                         6,221               348,625
                   TECO Energy, Inc.                                     4,964                85,530
                   Xcel Energy, Inc.                                     9,655               222,644
                                                                                      --------------
                                                                                           4,437,879


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006       7

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Multiline Retail--1.1%
                   Big Lots, Inc. (a)                                    2,598        $       59,546
                   Dillard's, Inc. Class A                               1,445                50,532
                   Dollar General Corp.                                  7,404               118,908
                   Family Dollar Stores, Inc.                            3,598               105,529
                   Federated Department Stores                          12,462               475,176
                   JC Penney Co., Inc.                                   5,339               413,025
                   Kohl's Corp. (a)                                      7,760               531,017
                   Nordstrom, Inc.                                       5,428               267,818
                   Sears Holdings Corp. (a)                              1,972               331,158
                   Target Corp.                                         20,380             1,162,679
                                                                                      --------------
                                                                                           3,515,388
----------------------------------------------------------------------------------------------------
Office Electronics--0.1%
                   Xerox Corp. (a)                                      22,905               388,240
----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels--8.0%
                   Anadarko Petroleum Corp.                             10,909               474,760
                   Apache Corp.                                          7,817               519,909
                   Chesapeake Energy Corp.                               9,869               286,694
                   Chevron Corp.                                        51,728             3,803,560
                   ConocoPhillips                                       39,052             2,809,791
                   Consol Energy, Inc.                                   4,333               139,219
                   Devon Energy Corp.                                   10,488               703,535
                   EOG Resources, Inc.                                   5,777               360,774
                   El Paso Corp.                                        16,738               255,757
                   Exxon Mobil Corp.                                   138,398            10,605,439
                   Hess Corp.                                            6,424               318,438
                   Kinder Morgan, Inc.                                   2,545               269,134
                   Marathon Oil Corp.                                    8,341               771,542
                   Murphy Oil Corp.                                      4,439               225,723
                   Occidental Petroleum Corp.                           20,443               998,232
                   Peabody Energy Corp.                                  6,260               252,967
                   Sunoco, Inc.                                          2,921               182,154
                   Valero Energy Corp.                                  14,347               733,993
                   Williams Cos., Inc.                                  14,150               369,598
                   XTO Energy, Inc.                                      8,683               408,535
                                                                                      --------------
                                                                                          24,489,754
----------------------------------------------------------------------------------------------------
Paper & Forest Products--0.3%
                   International Paper Co.                              10,796               368,144
                   MeadWestvaco Corp.                                    4,299               129,228
                   Weyerhaeuser Co.                                      5,613               396,558
                                                                                      --------------
                                                                                             893,930
----------------------------------------------------------------------------------------------------
Personal Products--0.2%
                   Avon Products, Inc.                                  10,549               348,539
                   The Estee Lauder Cos., Inc. Class A                   3,022               123,358
                                                                                      --------------
                                                                                             471,897
----------------------------------------------------------------------------------------------------
Pharmaceuticals--6.2%
                   Abbott Laboratories                                  36,421             1,774,067
                   Allergan, Inc.                                        3,648               436,812
                   Barr Pharmaceuticals, Inc. (a)                        2,524               126,503
                   Bristol-Myers Squibb Co.                             46,668             1,228,302
                   Eli Lilly & Co.                                      23,361             1,217,108
                   Forest Laboratories, Inc. (a)                         7,511               380,057
                   Johnson & Johnson                                    68,798             4,542,044
                   King Pharmaceuticals, Inc. (a)                        5,769                91,842
                   Merck & Co., Inc.                                    51,515             2,246,054
                   Mylan Laboratories                                    5,028               100,359
                   Pfizer, Inc.                                        171,095             4,431,361
                   Schering-Plough Corp.                                35,180               831,655
                   Watson Pharmaceuticals, Inc. (a)                      2,431                63,279
                   Wyeth                                                31,956             1,627,200
                                                                                      --------------
                                                                                          19,096,643
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)--1.1%
                   Apartment Investment & Management
                     Co. Class A                                         2,290               128,286
                   Archstone-Smith Trust                                 5,182               301,644
                   Boston Properties, Inc.                               2,772               310,131
                   Equity Office Properties Trust                        8,340               401,738
                   Equity Residential                                    6,932               351,799
                   Kimco Realty Corp.                                    5,363               241,067
                   Plum Creek Timber Co., Inc.                           4,201               167,410
                   ProLogis                                              5,872               356,841
                   Public Storage, Inc.                                  2,907               283,433
                   Simon Property Group, Inc.                            5,251               531,874
                   Vornado Realty Trust                                  3,064               372,276
                                                                                      --------------
                                                                                           3,446,499
----------------------------------------------------------------------------------------------------
Real Estate Management & Development--0.1%
                   CB Richard Ellis Group, Inc. (a)                      4,385               145,582
                   Realogy Corp. (a)                                     5,087               154,238
                                                                                      --------------
                                                                                             299,820
----------------------------------------------------------------------------------------------------
Road & Rail--0.7%
                   Burlington Northern Santa Fe Corp.                    8,524               629,156
                   CSX Corp.                                            10,326               355,524
                   Norfolk Southern Corp.                                9,418               473,631
                   Ryder System, Inc.                                    1,441                73,577
                   Union Pacific Corp.                                   6,400               588,928
                                                                                      --------------
                                                                                           2,120,816
----------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment--2.4%
                   Advanced Micro Devices, Inc. (a)                     13,018               264,916
                   Altera Corp. (a)                                      8,586               168,972
                   Analog Devices, Inc.                                  8,115               266,740
                   Applied Materials, Inc.                              32,957               608,057
                   Broadcom Corp. Class A (a)                           11,128               359,546
                   Intel Corp.                                         136,820             2,770,605
                   Kla-Tencor Corp.                                      4,724               235,019
                   LSI Logic Corp. (a)                                   9,506                85,554
                   Linear Technology Corp.                               7,094               215,090
                   Maxim Integrated Products, Inc.                       7,610               233,018
                   Micron Technology, Inc. (a)                          17,901               249,898
                   National Semiconductor Corp.                          6,847               155,427
                   Novellus Systems, Inc. (a)                            2,933               100,954
                   Nvidia Corp. (a)                                      8,437               312,253
                   PMC-Sierra, Inc. (a)                                  4,979                33,409
                   Teradyne, Inc. (a)                                    4,503                67,365
                   Texas Instruments, Inc.                              35,211             1,014,077
                   Xilinx, Inc.                                          7,978               189,956
                                                                                      --------------
                                                                                           7,330,856
----------------------------------------------------------------------------------------------------
Software--3.3%
                   Adobe Systems, Inc. (a)                              13,842               569,183
                   AutoDesk, Inc. (a)                                    5,498               222,449
                   BMC Software, Inc. (a)                                4,867               156,717
                   CA, Inc.                                              9,745               220,724
                   Citrix Systems, Inc. (a)                              4,285               115,909
                   Compuware Corp. (a)                                   8,358                69,622
                   Electronic Arts, Inc. (a)                             7,320               368,635


8       S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Schedule of Investments (concluded)

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Software (concluded)
                   Intuit, Inc. (a)                                      8,273        $      252,409
                   Microsoft Corp.                                     205,273             6,129,452
                   Novell, Inc. (a)                                      8,044                49,873
                   Oracle Corp. (a)                                     94,927             1,627,049
                   Symantec Corp. (a)                                   22,258               464,079
                                                                                      --------------
                                                                                          10,246,101
----------------------------------------------------------------------------------------------------
Specialty Retail--2.0%
                   AutoNation, Inc. (a)                                  3,549                75,665
                   AutoZone, Inc. (a)                                    1,201               138,788
                   Bed Bath & Beyond, Inc. (a)                           6,708               255,575
                   Best Buy Co., Inc.                                    9,572               470,847
                   Circuit City Stores, Inc.                             3,367                63,906
                   The Gap, Inc.                                        12,503               243,808
                   Home Depot, Inc.                                     48,427             1,944,828
                   Limited Brands                                        8,116               234,877
                   Lowe's Cos., Inc.                                    36,134             1,125,574
                   Office Depot, Inc. (a)                                6,606               252,151
                   OfficeMax, Inc.                                       1,767                87,732
                   RadioShack Corp.                                      3,223                54,082
                   The Sherwin-Williams Co.                              2,655               168,805
                   Staples, Inc.                                        17,147               457,825
                   TJX Cos., Inc.                                       10,799               307,987
                   Tiffany & Co.                                         3,212               126,039
                                                                                      --------------
                                                                                           6,008,489
----------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
                   Coach, Inc. (a)                                       8,720               374,611
                   Jones Apparel Group, Inc.                             2,616                87,453
                   Liz Claiborne, Inc.                                   2,432               105,695
                   Nike, Inc. Class B                                    4,462               441,872
                   VF Corp.                                              2,122               174,174
                                                                                      --------------
                                                                                           1,183,805
----------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.5%
                   Countrywide Financial Corp.                          14,737               625,586
                   Fannie Mae                                           23,137             1,374,106
                   Freddie Mac                                          16,444             1,116,548
                   MGIC Investment Corp.                                 1,970               123,204
                   Sovereign Bancorp, Inc.                               8,528               216,526
                   Washington Mutual, Inc.                              22,429             1,020,295
                                                                                      --------------
                                                                                           4,476,265
----------------------------------------------------------------------------------------------------
Tobacco--1.5%
                   Altria Group, Inc.                                   49,733             4,268,086
                   Reynolds American, Inc.                               4,068               266,332
                   UST, Inc.                                             3,818               222,208
                                                                                      --------------
                                                                                           4,756,626
----------------------------------------------------------------------------------------------------
Trading Companies & Distributors--0.0%
                   WW Grainger, Inc.                                     1,735               121,346
----------------------------------------------------------------------------------------------------
Wireless Telecommunication
Services--0.6%
                   Alltel Corp.                                          8,866               536,216
                   Sprint Nextel Corp.                                  68,693             1,297,611
                                                                                      --------------
                                                                                           1,833,827
----------------------------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost--$251,266,239)--98.5%                                           301,905,394
====================================================================================================

                                                                          Face
                   Short-Term Securities                                Amount
====================================================================================================
Time Deposits--1.9%
                   State Street Bank & Trust Co.,
                    4.25% due 1/02/2007                             $5,863,479             5,863,479
----------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   (Cost--$5,863,479)--1.9%                                                5,863,479
----------------------------------------------------------------------------------------------------
                   Total Investments
                   (Cost--$257,129,718)--100.4%                                          307,768,873
====================================================================================================

                                                                     Number of
                   Options Written                                   Contracts
====================================================================================================
Call Options Written
                   S&P 500 Index, expiring January
                    2007 at USD 1,435                                    2,149            (1,525,790)
----------------------------------------------------------------------------------------------------
                   Total Options Written
                   (Premiums Received--$3,240,202)--(0.5%)                                (1,525,790)
----------------------------------------------------------------------------------------------------
                   Total Investments, Net of Options
                   Written (Cost--$253,889,516*) --99.9%                                 306,243,083

                   Other Assets Less Liabilities--0.1%                                       342,831
                                                                                      --------------
                   Net Assets--100.0%                                                 $  306,585,914
                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $306,069,813
                                                                   ============
      Gross unrealized appreciation ............................   $  4,257,185
      Gross unrealized depreciation ............................     (4,083,915)
                                                                   ------------
      Net unrealized appreciation ..............................   $    173,270
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                  Purchase       Sales      Realized    Dividend
      Affiliate                     Cost         Cost         Gain       Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.    $26,930     $213,057      $96,553    $ 23,816
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                       Expiration         Face       Unrealized
      Contracts         Issue            Date            Value     Depreciation
      -------------------------------------------------------------------------
         41        E-MINI S&P 500     March 2007      $2,953,226   $    (24,801)
      -------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      These industry classifications are unaudited.

      See Notes to Financial Statements.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006       9

Statement of Assets, Liabilities and Capital

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$255,981,425) ...                      $ 305,816,007
            Investments in affiliated securities, at value (identified cost--$1,148,293) .......                          1,952,866
            Cash collateral on financial futures contracts .....................................                            114,800
            Receivables:
               Dividends .......................................................................    $     425,074
               Securities sold .................................................................           65,447
               Interest ........................................................................              692           491,213
                                                                                                    -------------
            Prepaid expenses ...................................................................                             73,972
                                                                                                                      -------------
            Total assets .......................................................................                        308,448,858
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received--$3,240,202) ..........................                          1,525,790
            Payables:
               Investment adviser ..............................................................          214,526
               Variation margin ................................................................           10,665           225,191
                                                                                                    -------------
            Accrued expenses ...................................................................                            111,963
                                                                                                                      -------------
            Total liabilities ..................................................................                          1,862,944
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets .........................................................................                      $ 306,585,914
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized .......................                      $      17,369
            Paid-in capital in excess of par ...................................................                        308,103,485
            Accumulated realized capital losses--net ...........................................    $ (53,863,706)
            Unrealized appreciation--net .......................................................       52,328,766
                                                                                                    -------------
            Total accumulated losses--net ......................................................                         (1,534,940)
                                                                                                                      -------------
            Total capital--Equivalent to $17.65 per share based on 17,368,994 shares of
             Common Stock outstanding (market price--$18.90) ...................................                      $ 306,585,914
                                                                                                                      =============

      See Notes to Financial Statements.


10      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Statement of Operations

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $23,816 from affiliates) ......................................                      $   5,912,694
            Interest ...........................................................................                            237,398
                                                                                                                      -------------
            Total income .......................................................................                          6,150,092
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $   2,778,787
            Accounting services ................................................................          158,598
            Professional fees ..................................................................          109,832
            Directors' fees and expenses .......................................................           64,555
            Transfer agent fees ................................................................           55,588
            Custodian fees .....................................................................           43,791
            Printing and shareholder reports ...................................................           34,587
            Licensing fees .....................................................................           21,451
            Listing fees .......................................................................           16,572
            Pricing fees .......................................................................            1,200
            Other ..............................................................................           32,905
                                                                                                    -------------
            Total expenses .....................................................................                          3,317,866
                                                                                                                      -------------
            Investment income--net .............................................................                          2,832,226
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments (including $96,553 from affiliates)--net ............................        7,019,785
               Financial futures contracts--net ................................................          529,714
               Options written--net ............................................................       (6,775,299)          774,200
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
               Investments--net ................................................................       32,408,012
               Financial futures contracts--net ................................................           47,840
               Options written--net ............................................................       (1,193,648)       31,262,204
                                                                                                    -------------------------------
            Total realized and unrealized gain--net ............................................                         32,036,404
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $  34,868,630
                                                                                                                      =============

      See Notes to Financial Statements.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      11

Statements of Changes in Net Assets

                                                                                                                      For the Period
                                                                                                       For the           March 31,
                                                                                                     Year Ended          2005+ to
                                                                                                     December 31,       December 31,
Increase (Decrease) in Net Assets:                                                                       2006              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .............................................................    $   2,832,226     $   2,283,284
            Realized gain (loss)--net ..........................................................          774,200       (13,909,879)
            Change in unrealized appreciation/depreciation--net ................................       31,262,204        21,066,562
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ...............................       34,868,630         9,439,967
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .............................................................       (2,832,226)       (2,283,284)
            Realized gain--net .................................................................      (28,157,455)      (12,570,572)
            Tax return of capital ..............................................................       (3,331,717)      (19,112,079)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ......................................................................      (34,321,398)      (33,965,935)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of shares ...............................................               --       320,880,000
            Value of shares issued to shareholders in reinvestment of dividends and
             distributions .....................................................................        3,739,938         6,426,771
            Offering costs resulting from the issuance of shares ...............................               --          (582,067)
                                                                                                    -------------------------------
            Net increase in net assets resulting from common stock transactions ................        3,739,938       326,724,704
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets .......................................................        4,287,170       302,198,736
            Beginning of period ................................................................      302,298,744           100,008
                                                                                                    -------------------------------
            End of period ......................................................................    $ 306,585,914     $ 302,298,744
                                                                                                    ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


12      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Financial Highlights

                                                                                                                    For the Period
                                                                                                      For the          March 31,
                                                                                                    Year Ended         2005+ to
The following per share data and ratios have been derived                                           December 31,     December 31,
from information provided in the financial statements.                                                  2006             2005
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ...............................................    $     17.62      $     19.10
                                                                                                    -------------------------------
            Investment income--net*** ..........................................................            .17              .13
            Realized and unrealized gain--net ..................................................           1.86              .42
                                                                                                    -------------------------------
            Total from investment operations ...................................................           2.03              .55
                                                                                                    -------------------------------
            Less dividends and distributions from:
             Investment income--net ............................................................           (.17)            (.13)
             Realized gain--net ................................................................          (1.64)            (.74)
             Tax return of capital .............................................................           (.19)           (1.13)
                                                                                                    -------------------------------
            Total dividends and distributions ..................................................          (2.00)           (2.00)
                                                                                                    -------------------------------
            Offering costs resulting from the issuance of Common Stock .........................             --             (.03)
                                                                                                    -------------------------------
            Net asset value, end of period .....................................................    $     17.65      $     17.62
                                                                                                    ===============================
            Market price per share, end of period ..............................................    $     18.90      $     16.40
                                                                                                    ===============================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .................................................          11.99%            3.11%@
                                                                                                    ===============================
            Based on market price per share ....................................................          28.84%           (8.35%)@
                                                                                                    ===============================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...........................................................................           1.07%            1.03%*
                                                                                                    ===============================
            Investment income--net .............................................................            .92%             .96%*
                                                                                                    ===============================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ...........................................    $   306,586      $   302,299
                                                                                                    ===============================
            Portfolio turnover .................................................................           5.74%           16.70%
                                                                                                    ===============================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      13

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the


14      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006
      option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Portions of the dividends paid by the Fund during the year ended December 31, 2006 and the period March 31, 2005 to December 31, 2005 were characterized as tax returns of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      15

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ entered into a Subadvisory Agreement with PEA Capital LLC ("PEA") pursuant to which PEA provided, until November 1, 2006, certain investment advisory services to IQ with respect to the Fund. For such services, IQ paid PEA a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes.

Effective November 1, 2006, the Subadvisory Agreement continued on the same terms with PEA's affiliate and successor, Oppenheimer Capital LLC ("Oppenheimer"), to which PEA had contributed all of its personnel and resources. At a meeting held on June 5, 2006, the Fund's Board of Directors had reviewed the change and determined that it would not change how the Fund is managed or operated; would not harm the Fund in any manner; and that there would not be an assignment of the Subadvisory Agreement within the meaning of the Investment Company Act of 1940. There is no increase in the aggregate fees paid by the Fund for these services.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and ML & Co. combined ML & Co.'s investment management business, Merrill Lynch Investment Managers, L.P. and its affiliates, with BlackRock to create a new independent company. ML & Co. owns up to a 49.8% economic interest and up to a 45% voting interest in the combined company, and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. IQ remains an indirect subsidiary of ML & Co.

Effective October 2, 2006, IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock.

Certain officers of the Fund are officers of IQ and/or ML & Co. Effective September 29, 2006, certain officers of the Fund are officers of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $17,659,080 and $53,897,496, respectively.

Transactions in call options written for the year ended December 31, 2006 were as follows:

-------------------------------------------------------------------------------
                                                    Number of        Premiums
                                                    Contracts        Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ..........................           2,425     $  3,684,060
Options written ..............................          28,739       47,448,677
Options closed ...............................         (24,078)     (39,239,251)
Options expired ..............................          (4,937)      (8,653,284)
                                                  -----------------------------
Outstanding call options written,
  end of year ................................           2,149     $  3,240,202
                                                  =============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of Stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for the year ended December 31, 2006 increased by 208,295 as a result of dividend and distribution reinvestment and for the period March 31, 2005 to December 31, 2005 increased by 16,800,000 from shares sold and 355,463 as a result of dividend and distribution reinvestments.


16      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Notes to Financial Statements (concluded)

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended December 31, 2006 and for the period March 31, 2005 to December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                   3/31/2005+ to
                                                      12/31/2006    12/31/2005
--------------------------------------------------------------------------------

Distributions paid from:
  Ordinary income ................................   $24,936,858    $11,820,234
  Long-term capital gain .........................     6,052,823      3,033,622
  Tax return of capital ..........................     3,331,717     19,112,079
                                                     ---------------------------
Total distributions ..............................   $34,321,398    $33,965,935
                                                     ===========================
+     Commencement of operations.

As of December 31, 2006, the components of accumulated losses on a tax basis were as follows:
------------------------------------------------------------------------------
Undistributed ordinary income -- net ..........................             --
Undistributed long-term capital gains -- net ..................             --
                                                                   -----------
Total undistributed earnings -- net ...........................             --
Capital loss carryforward .....................................             --
Unrealized losses -- net ......................................     (1,534,940)*
                                                                   -----------
Total accumulated losses -- net ...............................    $(1,534,940)
                                                                   ===========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of S&P 500(R) Covered Call Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of S&P 500(R) Covered Call Fund Inc. as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 31, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500(R) Covered Call Fund Inc. as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period March 31, 2005 through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 22, 2007

Fund Certification (unaudited)

In May 2006, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Important Tax Information (unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distributions paid by the S&P 500(R) Covered Call Fund Inc. during the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------
Short-Term Capital Gains for Non-U.S. Residents .......................  64.40%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.176357 per share to shareholders of record on June 22, 2006 and December 19, 2006.


18      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      19

Officers and Directors

                                                                                                       Number of IQ
                                                                                                       Advisors-
                                                                                                       Affiliate
                                                                                                       Advised Funds   Other Public
                           Position(s)  Length of                                                      and Portfolios  Directorships
                           Held with    Time                                                           Overseen        Held by
Name        Address & Age  Fund         Served** Principal Occupation(s) During Past 5 Years           By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2005 to  Vice-Chairman, Kissinger Associates, Inc., a                7         Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present  consulting firm, since 1990.                                          Overseas
            08543-9095     the Board                                                                                   Shipholding
            Age: 62                                                                                                    Group, Inc.;
                                                                                                                       Cantel
                                                                                                                       Medical
                                                                                                                       Corp.; and
                                                                                                                       Diamond
                                                                                                                       Offshore
                                                                                                                       Drilling,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2005 to  Professor, Columbia University Business School              7         None
Glasserman  Princeton, NJ  Chairman of  present  since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 44        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2005 to  Retired since August 2002; Managing Director,               7         Ametek, Inc.
Kohlhagen   Princeton, NJ               present  Wachovia National Bank and its predecessors
            08543-9095                           (1992 - 2002).
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2005 to  Retired since November 2004; Chairman and                   7         None
Rainer      Princeton, NJ  Chairman of  present  Chief Executive Officer, OneChicago, LLC, a
            08543-9095     Nominating            designated contract market (2001 to November
            Age: 60        and                   2004); Chairman, U.S. Commodity Futures
                           Corporate             Trading Commission (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2005 to  IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing Director,
M. Cox      Princeton, NJ               present  Head of Global Private Client Market Investments & Origination since 2003; MLPF&S,
            08543-9011                           Managing Director, Head of Structured Products Origination and Sales (2001 - 2003);
            Age: 41                              MLPF&S, Director, Head of Structured Products Origination (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; Managing
Burke       Princeton, NJ  President,   present  Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
            08543-9011     Treasurer             Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") (2006);
            Age: 46        and                   First Vice President of MLIM and FAM (1997 - 2005) and Treasurer thereof (1999 -
                           Secretary             2006); Vice President of MLIM and FAM (1990 - 1997).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief        2006 to  IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal        present  Co., Inc. Office of General Counsel, Managing Director 2006 to present, First Vice
            08543-9011     Officer               President 2002 to 2006, Director 2000 to 2002.
            Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2005 to  IQ Investment Advisors LLC, Fund Chief Compliance Officer since 2004; Managing
Hiller      Princeton, NJ  Compliance   present  Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006; Chief
            08543-9011     Officer               Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief
            Age: 55                              Compliance Officer of MLIM (Americas Region) (2004 - 2006); Global Director of
                                                 Compliance at Morgan Stanley Investment Management (2000 - 2004); Managing Director
                                                 and Global Director of Compliance at Citigroup Asset Management (2000 - 2002);
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial (1995 - 2000); Senior Counsel in the Securities and
                                                 Exchange Commission's Division of Enforcement in Washington, D.C. (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present  Private Client Market Investments & Origination since 2006; MLPF&S, Vice President,
            08543-9011                           Global Private Client Market Investments & Origination in 2005; MLPF&S, Vice
            Age: 31                              President, Head of Global Private Client Rampart Equity Derivatives (2004 - 2005);
                                                 MLPF&S, Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                 (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development (1999
                                                 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; BlackRock, Inc., Director
Fife        Princeton, NJ  President    present  since 2006; MLIM, Director (2000 - 2006); MLPF&S, Director (2000) and Vice
            08543-9011                           President (1997 - 2000).
            Age: 36
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Rusch       Princeton, NJ  President    present  Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011                           from 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 39
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEP


        S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006      21

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


22      S&P 500(R) COVERED CALL FUND INC.              DECEMBER 31, 2006

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

S&P 500(R) Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500(R) BuyWrite Index(SM).

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQBEP -- 12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $26,000
                                  Fiscal Year Ending December 31, 2004 - $30,600

         The nature of the services include fees for professional services rendered in connection with seed audits.

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $8,400

         The nature of the services include fees for professional services rendered in connection with issuance of the letters to the underwriters in connection with the seed audits.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $11,500
                                  Fiscal Year Ending December 31, 2005 - $6,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $1,961,000
             Fiscal Year Ending December 31, 2005 - $5,034,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,110,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of

                  Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2006.

         (a)(1) Messrs. Greg Tournant and Stephen Bond-Nelson are jointly responsible for the day-to-day management of the registrant's portfolio. Mr. Tournant is currently co-portfolio manager for the Fund and since 2004 has been the portfolio manager for several other funds. From 2001 to 2003, he was a Senior Research Analyst at the Subadviser. Prior to joining the Subadviser in 2001, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management, a division of Raymond James Financial from 1998 to 2001. Before that, Mr. Tournant spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Eagle Asset Management. Mr. Tournant has over ten years of investment management experience. As of December 31, 2005, Mr. Stephen Bond-Nelson is a co-portfolio manager for the Fund. From 1999 to 2004, Stephen was a Senior Research Analyst at PEA Capital LLC. Prior to joining the firm, he was a Senior Research Analyst at Prudential Mutual Funds. He has over thirteen years of investment management experience.

         (a)(2) As of December 31, 2006:

                                                                                      (iii) Number of Other Accounts and
                                 (ii) Number of Other Accounts Managed                   Assets for Which Advisory Fee is
                                       and Assets by Account Type                               Performance-Based
                                 Other                                                Other
                              Registered        Other Pooled                        Registered        Other Pooled
(i) Name of                   Investment         Investment          Other          Investment         Investment          Other
Portfolio Manager              Companies          Vehicles         Accounts          Companies          Vehicles         Accounts
                            --------------                                        --------------
Greg Tournant                            4                 2                13                 0                 2                 0
                            $2,432,313,529    $   38,840,153    $    5,362,231    $            0    $   38,840,153    $            0
Stephen Bond-Nelson                      2                 0                 0                 0                 0                 0
                            $  238,818,470    $            0    $            0    $            0    $            0    $            0

         (iv) Potential Material Conflicts of Interest

         The Subadviser believes that each portfolio manager's simultaneous management of the Fund and other accounts may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. To address these conflicts, the Subadviser has adopted a Trade Allocation Policy that is designed to ensure fair and equitable allocation of investment opportunities among accounts over time and to ensure compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. Under the Subadviser's Trade Allocation Policy, pre-order indications received by the Subadviser's trading desk involving the same investment style will be aggregated, as appropriate, consistent with the Subadviser's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. While circumstances may require separate transactions, the Subadviser's policy is to, whenever possible, aggregate trades to minimize transactional costs and inconsistencies and to ensure that every account receives equal treatment with regard to purchases of portfolio investments.

         (a)(3) As of December 31, 2006:

         Compensation. Mr. Tournant's and Mr. Bond-Nelson's compensation consists of the following elements:

         Base salary. Each portfolio manager is paid a fixed base salary that is set on an annual basis at a level determined solely by the Subadviser. In setting the base salary for portfolio managers, the Subadviser's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities. The Subadviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

         Annual bonus. Each portfolio manager is also eligible to receive an annual bonus. The bonus forms the majority of Mr. Tournant's annual cash compensation and is based on both the Subadviser's revenues and assets under management, in addition to the performance of their respective accounts on a pre-tax basis relative to other portfolio managers with the same investment style. For these purposes, no particular index or benchmark is utilized. The Subadviser believes that this incentive aligns the interests of each portfolio manager and their accounts, the portfolios of which they manage.

         Participation in group retirement plans. Eligible employees may also participate in a non-qualified deferred compensation plan, which affords participating employees of the Sub-Advisor the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the non-qualified deferred compensation plan.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2006, Mr. Tournant does not beneficially own any stock issued by the Fund. As of December 31, 2006, Mr. Bond-Nelson does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500 Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 20, 2007